Inventories	12 Months Ended
Dec. 31, 2016
Inventories

7. INVENTORIES

The components of inventories are as follows:

	December 31
	2015	2016
	US$	US$
Finished goods	13,860	24,782
Work in process	21,201	31,185
Raw materials	12,049	15,920

	47,110	71,887

The Company wrote down US$4,561 thousand, US$2,525 thousand and US$2,995 thousand in 2014, 2015 and 2016, respectively, for estimated obsolete or unmarketable inventory.